Basis of Presentation	12 Months Ended
Dec. 31, 2012
Basis of Presentation
Basis of Presentation

Note 4—Basis of Presentation

        Our consolidated financial statements as of December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011, and 2010 include our accounts and those of our wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. Certain reclassifications have been made to cash and accounts payable in the December 31, 2011 consolidated financial statements to conform to the 2012 financial statement presentation. The reclassifications have no impact on net loss.

        In compliance with ASC 810, Consolidation ("ASC 810"), the Company analyzes its contractual arrangements to determine whether they represent variable interests in a variable interest entity ("VIE") and, if so, whether the Company is the primary beneficiary. ASC 810 requires the Company to consolidate a VIE if the Company is determined to be the primary beneficiary regardless of ownership of voting shares. The Company is the primary beneficiary of a VIE in China, which it consolidates. The assets, liabilities and obligations of the VIE are not material to these consolidated financial statements.

        Results of operations for the year ended December 31, 2012 comprise the results of SGS and MergerSub. As a result of the Merger, all treasury stock was cancelled. 75,955 shares of the Company's common stock were cancelled and 1 share of the Company's common stock was reissued. The equity accounts have been retroactively adjusted for the effects of the Merger. MergerSub had no activities and all results presented are those of SGS. We have evaluated subsequent events through the date these financial statements were issued.